RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Balances and Transactions
Balances and transactions with related parties were as follows:

1.          Balances with related parties:

	December 31,
	2017	2016

Other accounts receivable and prepaid expenses (Note 4)	$10	$10

Other accounts payable and accrued expenses (Note 7)	$12	$1,220

Other accounts payable and accrued expenses (Note 7) (*)	$62	$-

(*)	The Company recorded a compensation provision for two of the Company's officers who terminated their employment during 2017, but who are owed compensation payments payable in 2018

2.          Transactions with related parties:

	Year ended December 31,
	2017	2016	2015

Revenues derived from a related party	$-	$14	$33

Amounts charged by related parties:

Cost of revenues	$33	$36	$37
Operating expenses	197	142	139

	$230	$178	$176